Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

21.  Subsequent events

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, other than as discussed in Note 15 regarding the reverse ADS split, there was no subsequent event has been identified that would have required adjustment or disclosure in the consolidated financial statements.